Debt - Syndicated Loan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended			1 Months Ended							1 Months Ended		12 Months Ended			12 Months Ended
	Sep. 30, 2010 Tranches	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2010 3-Year Tranche [Member]	Sep. 30, 2010 5-Year Tranche [Member]	Sep. 30, 2010 Chelyabinsk Metallurgical Plant (CMP) [Member]	Sep. 30, 2010 Southern Kuzbass Coal Company (SKCC) [Member]	Sep. 30, 2010 Southern Urals Nickel Plant (SUNP) [Member]	Sep. 30, 2010 Yakutugol [Member]	Sep. 30, 2010 Syndicated Loan [Member]	Sep. 30, 2010 Syndicated Loan [Member] Minimum [Member]	Sep. 30, 2010 Syndicated Loan [Member] Maximum [Member]	Dec. 31, 2013 Syndicated Loan [Member] Co-ordination of Syndicate Banks [Member]	Dec. 31, 2012 Syndicated Loan [Member] Co-ordination of Syndicate Banks [Member]	Dec. 31, 2013 Syndicated Loan [Member] Co-ordination of Syndicate Banks [Member] CMP and SUNP [Member]	Dec. 31, 2013 Syndicated Loan [Member] Yakutugol [Member]	Dec. 31, 2012 Syndicated Loan [Member] Yakutugol [Member]
Debt Instrument [Line Items]
Credit facility outstanding amount		$ 9,005,129	$ 9,357,887	$ 800,000	$ 1,200,000	$ 95,238	$ 857,143	$ 190,476	$ 857,143	$ 2,000,000				$ 1,003,964
Repayment grace periods				9 months	15 months
Number of tranches	2
Tranche one period	3 years
Tranche two period	5 years
Credit facility basis spread on base rate											4.00%	5.80%	5.50%
Current period loan repayment of all facility															252,275
Loan repayment maturity period													August 2015			August 2015
Loan repayment period, description													December 2013 through August 2015
Credit facility outstanding amount																$ 1,003,964	$ 1,003,964
Loan amendment description																Amendment agreement that extends the grace period and maturity from December 2013 and August 2015, respectively, till December 2014 and December 2016, respectively